Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	¥ 12,494	¥ 9,442	¥ 750
Other assets transferred from installment loans as a result of real estate collateral acquired from non-recourse loans	2	29	12
Assets decreased due to deconsolidation of VIEs	3,201	1,777	7,752
Liabilities decreased due to deconsolidation of VIEs	1,051	0	¥ 3,916
Investment in securities transferred from installment loans as a result of restructuring	¥ 311	¥ 3,452